SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

SAVINGS PLUS PLAN,	EIN:	94-2634797
LAM RESEARCH 401(k)	PLAN #	001
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
YEAR ENDED DECEMBER 31, 2025

Totals that constitute nonexempt prohibited transactions
	Participant			Contributions	Total fully
	contributions		Contributions	pending	corrected under
	transferred late	Contributions	corrected	correction	VFCP and PTE
	to Plan	not corrected	outside VFCP	in VFCP	2002-51
*	$17,973	$—	$17,973	$—	$—

*	Delinquent participant loan repayments included